UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

_______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

_____________________

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (2.4%)
General Dynamics Corp.	5,780	$383,214
Honeywell International, Inc.	7,420	506,341
L-3 Communications Holdings, Inc.	5,300	402,376
Lockheed Martin Corp.	2,760	239,761
Northrop Grumman Corp.	5,850	380,484
Precision Castparts Corp.	1,167	214,028
Raytheon Co.	5,860	308,705
Rockwell Collins, Inc.	1,440	84,787
The Boeing Co.	11,008	813,162
United Technologies Corp.	7,300	639,261

		3,972,119

AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,370	90,626
Expeditors International of Washington, Inc.	1,600	68,640
FedEx Corp.	3,810	386,525
United Parcel Service, Inc., Class B	6,570	520,934

		1,066,725

AIRLINES (0.4%)
Southwest Airlines Co.	67,020	751,294

AUTO COMPONENTS (1.0%)
BorgWarner, Inc.(a)	4,910	364,224
Delphi Automotive PLC(a)	13,190	509,926
Goodyear Tire & Rubber Co.(a)	23,440	322,534
Johnson Controls, Inc.	14,250	443,033

		1,639,717

AUTOMOBILES (0.5%)
Ford Motor Co.	60,700	786,065
Harley-Davidson, Inc.	1,880	98,550

		884,615

BEVERAGES (1.7%)
Coca-Cola Co.	36,750	1,368,570
Dr Pepper Snapple Group, Inc.	7,000	315,490
Monster Beverage Corp.(a)	6,050	289,795
PepsiCo, Inc.	14,351	1,045,470

		3,019,325

BIOTECHNOLOGY (2.5%)
Alexion Pharmaceuticals, Inc.(a)	6,470	608,115
Amgen, Inc.	10,470	894,766
Biogen Idec, Inc.(a)	3,460	540,037
Celgene Corp.(a)	8,360	827,306
Coca-Cola Enterprises, Inc.	4,510	157,264
Gilead Sciences, Inc.(a)	25,260	996,507
PerkinElmer, Inc.	9,880	348,171

		4,372,166

BUILDING PRODUCTS (0.1%)
Masco Corp.	11,650	214,244

CAPITAL MARKETS (2.7%)
Ameriprise Financial, Inc.	7,266	481,881
Bank of New York Mellon Corp.	11,391	309,380
BlackRock, Inc.	1,031	243,605
Charles Schwab Corp.	8,460	139,844
E*TRADE Financial Corp.(a)	32,758	347,562
Franklin Resources, Inc.	3,790	518,775
Goldman Sachs Group, Inc.	5,635	833,190
Legg Mason, Inc.	12,340	341,201
Morgan Stanley	23,550	538,118
Northern Trust Corp.	2,190	112,719
State Street Corp.	7,407	412,200
T. Rowe Price Group, Inc.	5,370	383,687

		4,662,162

CHEMICALS (2.4%)
Air Products & Chemicals, Inc.	1,930	168,740
Airgas, Inc.	790	75,240
CF Industries Holdings, Inc.	2,093	479,652
Dow Chemical Co.	14,080	453,376
E.I. du Pont de Nemours & Co.	8,910	422,780
Ecolab, Inc.	5,110	369,964
FMC Corp.	4,090	251,412
International Flavors & Fragrances, Inc.	1,010	71,134
Lyondellbasell Industries NV, Class A	5,720	362,762
Monsanto Co.	4,640	470,263
PPG Industries, Inc.	3,040	419,125
Praxair, Inc.	2,680	295,792
The Mosaic Co.	5,920	362,600

		4,202,840

COMMERCIAL BANKS (3.3%)
BB&T Corp.	11,700	354,276
Comerica, Inc.	1,550	53,258
Fifth Third Bancorp	20,900	340,461
First Horizon National Corp.	6,032	61,587
Huntington Bancshares, Inc.	77,920	542,323
KeyCorp	18,150	170,610
M&T Bank Corp.	820	84,206
PNC Financial Services Group, Inc.	8,204	507,007
Regions Financial Corp.	18,722	145,657
SunTrust Banks, Inc.	16,910	479,737
U.S. Bancorp	26,010	860,931
Wells Fargo & Co.	44,078	1,535,236
Zions Bancorp	20,580	479,926

		5,615,215

COMMERCIAL SERVICES & SUPPLIES (2.3%)
Avery Dennison Corp.	4,340	167,133
Cintas Corp.	5,810	245,530
Equifax, Inc.	4,060	238,322
Iron Mountain, Inc.	1,767	60,449
Leucadia National Corp.	15,870	403,892
Moody's Corp.	7,560	414,439
Pitney Bowes, Inc.	12,930	186,321
Republic Services, Inc., Class A	3,796	121,054
Robert Half International, Inc.	1,250	44,050
SAIC, Inc.	28,540	345,334
Stericycle, Inc.(a)	2,270	214,175
The Adt Corp.	2,245	106,638
The Dun & Bradstreet Corp.	420	34,247
Total System Services, Inc.	3,041	70,703
Visa, Inc., Class A	7,080	1,118,003
Waste Management, Inc.	4,570	166,257

		3,936,547

COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems, Inc.	43,190	888,418

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

F5 Networks, Inc.(a)	550	$57,684
Harris Corp.	1,000	46,200
JDS Uniphase Corp.(a)	2,130	30,906
Juniper Networks, Inc.(a)	4,260	95,339
Motorola Solutions, Inc.	2,591	151,288
QUALCOMM, Inc.	17,460	1,152,885

		2,422,720

COMPUTERS & PERIPHERALS (4.8%)
Apple Computer, Inc.	8,196	3,731,720
Dell, Inc.	53,570	709,267
EMC Corp.(a)	17,550	431,906
Hewlett-Packard Co.	15,990	263,995
International Business Machines Corp.	8,428	1,711,474
NetApp, Inc.(a)	2,800	100,800
SanDisk Corp.(a)	1,910	95,481
Seagate Technology PLC	22,730	772,365
Teradata Corp.(a)	1,430	95,324
Western Digital Corp.	10,730	504,310

		8,416,642

CONSTRUCTION & ENGINEERING (0.4%)
Fluor Corp.	6,300	408,429
Quanta Services, Inc.(a)	12,520	362,704

		771,133

CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	1,203	68,042

CONSUMER FINANCE (1.6%)
American Express Co.	11,520	677,491
Capital One Financial Corp.	8,948	503,951
Discover Financial Services	18,160	697,162
SLM Corp.	52,920	893,820

		2,772,424

CONTAINERS & PACKAGING (0.3%)
Ball Corp.	6,210	276,469
Bemis Co., Inc.	1,810	64,581
Owens-Illinois, Inc.(a)	2,180	51,884
Sealed Air Corp.	3,270	61,214

		454,148

DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,360	92,521

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A(a)	9,200	186,024
H&R Block, Inc.	3,150	71,726

		257,750

DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.	139,559	1,579,808
Citigroup, Inc.	31,400	1,323,824
CME Group, Inc.	5,795	335,183
IntercontinentalExchange, Inc.(a)	380	52,725
Invesco Ltd.	4,390	119,628
JP Morgan Chase & Co.	36,884	1,735,391
MasterCard, Inc., Class A	1,237	641,261
NYSE Euronext	10,930	377,850
The NASDAQ OMX Group, Inc.	13,450	380,904

		6,546,574

DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	48,337	1,681,644
CenturyLink, Inc.	6,524	263,896
Frontier Communications Corp.	33,060	151,084
Verizon Communications, Inc.	25,490	1,111,619
Windstream Corp.		71,433

		3,279,676

ELECTRIC UTILITIES (1.9%)
American Electric Power Co., Inc.	5,770	261,323
Duke Energy Corp.	6,804	467,706
Edison International	4,100	197,579
Entergy Corp.	3,680	237,728
Exelon Corp.	10,829	340,464
FirstEnergy Corp.	6,299	255,047
NextEra Energy, Inc.	4,440	319,902
Northeast Utilities	2,840	115,673
Pepco Holdings, Inc.	15,060	293,971
Pinnacle West Capital Corp.	1,410	75,266
PPL Corp.	8,720	264,129
Southern Co.	8,170	361,359

		3,190,147

ELECTRICAL EQUIPMENT (0.4%)
Eaton Corp. PLC	4,120	234,634
Emerson Electric Co.	6,250	357,813
Rockwell Automation, Inc.	1,260	112,379
Roper Industries, Inc.	760	89,262

		794,088

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Agilent Technologies, Inc.	15,630	699,912
Amphenol Corp., Class A	5,220	352,715
Corning, Inc.	32,240	386,880
FLIR Systems, Inc.	1,590	37,794
Jabil Circuit, Inc.	24,020	454,218
Molex, Inc.	1,180	32,049
TE Connectivity Ltd.	3,590	139,579
Waters Corp.(a)	1,200	109,884

		2,213,031

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc.	7,789	348,324
Cameron International Corp.(a)	1,940	122,821
Diamond Offshore Drilling, Inc.	550	41,300
Ensco PLC	3,740	237,752
First Solar, Inc.(a)	430	12,117
FMC Technologies, Inc.(a)	1,760	83,336
Halliburton Co.	7,610	309,575
Helmerich & Payne, Inc.	800	51,472
Nabors Industries Ltd.(a)	29,450	490,932
National-Oilwell Varco, Inc.	3,246	240,658
Rowan Cos., Inc., Class A(a)	5,020	173,090
Schlumberger Ltd.	10,439	814,763

		2,926,140

FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale Corp.	3,820	390,939
CVS Corp.	15,285	782,592
Safeway, Inc.	29,220	562,485
SYSCO Corp.	10,720	340,574
The Kroger Co.	16,260	450,402

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Walgreen Co.	14,220	$568,231
Wal-Mart Stores, Inc.	13,510	945,024
Whole Foods Market, Inc.	1,470	141,488

		4,181,735

FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co.	25,140	717,244
Campbell Soup Co.	3,430	125,915
ConAgra Foods, Inc.	5,570	182,083
Dean Foods Co.(a)	14,050	257,256
General Mills, Inc.	7,800	327,132
H.J. Heinz Co.	4,410	267,378
Hormel Foods Corp.	2,890	100,023
J.M. Smucker Co.	1,140	101,038
Kellogg Co.	3,250	190,125
Kraft Foods, Inc., Class A	5,866	271,127
McCormick & Co., Inc.	1,970	122,830
Mead Johnson Nutrition Co., Class A	1,760	133,760
Mondelez International, Inc.	23,560	654,732
The Hershey Co.	1,980	157,311
Tyson Foods, Inc., Class A	28,880	638,826

		4,246,780

GAS UTILITIES (0.2%)
AGL Resources, Inc.	2,359	98,606
ONEOK, Inc.	2,130	100,132
QEP Resources, Inc.	1,410	41,384
Spectra Energy Corp.	6,693	185,931

		426,053

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.	5,290	358,874
Boston Scientific Corp.(a)	23,527	175,747
C.R. Bard, Inc.	940	95,946
CareFusion Corp.(a)	3,420	106,157
Covidien PLC	5,050	314,817
DENTSPLY International, Inc.	2,510	104,818
Edwards Lifesciences Corp.(a)	2,570	231,120
Hospira, Inc.(a)	2,230	76,088
Intuitive Surgical, Inc.(a)	906	520,387
Medtronic, Inc.	10,630	495,357
St. Jude Medical, Inc.	2,970	120,879
Stryker Corp.	3,140	196,721
Varian Medical Systems, Inc.(a)	1,160	81,954
Zimmer Holdings, Inc.	2,020	150,692

		3,029,557

HEALTH CARE PROVIDERS & SERVICES (3.6%)
Aetna, Inc.	11,190	539,694
AmerisourceBergen Corp.	9,680	439,182
Cardinal Health, Inc.	12,370	541,930
CIGNA Corp.	7,560	441,050
Coventry Health Care, Inc.	8,656	396,704
DaVita, Inc.(a)	3,060	353,155
Express Scripts Holding Co.(a)	6,831	364,912
Humana, Inc.	9,080	675,189
Laboratory Corp. of America Holdings(a)	1,060	94,870
McKesson Corp.	5,550	584,027
Patterson Cos., Inc.	1,930	69,731
Quest Diagnostics, Inc.	1,840	106,628
UnitedHealth Group, Inc.	13,204	728,993
WellPoint, Inc.	14,000	907,479

		6,243,544

HOTELS, RESTAURANTS & LEISURE (1.4%)
Chipotle Mexican Grill, Inc.(a)	231	70,919
Darden Restaurants, Inc.	1,060	49,290
Marriott International, Inc., Class A	2,954	118,101
McDonald's Corp.	8,340	794,719
Starbucks Corp.	6,140	344,577
Starwood Hotels & Resorts Worldwide, Inc.	1,830	112,380
TripAdvisor, Inc.(a)	10,975	507,923
Wyndham Worldwide Corp.	6,290	350,919
YUM! Brands, Inc.	3,800	246,772

		2,595,600

HOUSEHOLD DURABLES (1.9%)
D. R. Horton, Inc.	22,876	541,246
Garmin Ltd.	870	32,964
Harman International Industries, Inc.	5,054	226,318
Jacobs Engineering Group, Inc.(a)	7,390	355,533
Leggett & Platt, Inc.	7,010	206,374
Lennar Corp., Class A	8,490	352,675
Newell Rubbermaid, Inc.	26,090	612,593
Pulte Group, Inc.(a)	11,415	236,747
Snap-on, Inc.	3,310	268,176
Whirlpool Corp.	2,883	332,641

		3,165,267

HOUSEHOLD PRODUCTS (1.6%)
Clorox Co.	1,640	128,592
Colgate-Palmolive Co.	4,500	483,165
Kimberly-Clark Corp.	4,310	385,788
Procter & Gamble Co.	22,841	1,716,730

		2,714,275

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
NRG Energy, Inc.	18,310	439,440
The AES Corp.	8,240	89,322

		528,762

INDUSTRIAL CONGLOMERATES (0.6%)
3M Co.	6,864	690,175
Textron, Inc.	8,670	249,349
Tyco International Ltd.	4,670	141,174

		1,080,698

INSURANCE (6.6%)
ACE Ltd.	5,860	500,034
AFLAC, Inc.	6,940	368,236
American International Group, Inc.(a)	23,874	903,153
Aon PLC	2,990	172,643
Assurant, Inc.	18,320	700,557
Berkshire Hathaway, Inc., Class B(a)	16,090	1,559,603
Chubb Corp.	4,180	335,696
Cincinnati Financial Corp.	2,372	100,668
Genworth Financial, Inc., Class A(a)	106,320	974,954
Hartford Financial Services Group, Inc.	28,350	703,080
Lincoln National Corp.	19,156	555,141
Loews Corp.	9,980	432,833
Marsh & McLennan Cos., Inc.	5,410	191,947
MetLife, Inc.	23,280	869,275

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Principal Financial Group, Inc.	14,880	$461,429
Progressive Corp.	7,060	158,779
Prudential Financial, Inc.	4,165	241,070
The Allstate Corp.	13,820	606,698
The Travelers Cos., Inc.	6,660	522,544
Torchmark Corp.	4,415	245,960
Unum Group	22,040	513,752
XL Group PLC	14,040	389,189

		11,507,241

INTERNET & CATALOG RETAIL (0.4%)
Expedia, Inc.	795	51,874
Netflix, Inc.(a)	4,018	663,934

		715,808

INTERNET SOFTWARE & SERVICES (3.0%)
Akamai Technologies, Inc.(a)	5,830	237,339
Amazon.com, Inc.(a)	4,304	1,142,712
Google, Inc., Class A(a)	2,484	1,877,133
Priceline.com, Inc.(a)	1,010	692,325
Salesforce.com, Inc.(a)	3,115	536,185
VeriSign, Inc.(a)	1,550	67,286
Yahoo!, Inc.(a)	25,650	503,510

		5,056,490

IT SERVICES (1.1%)
Accenture PLC, Class A	5,520	396,833
Automatic Data Processing, Inc.	5,640	334,396
Cerner Corp.(a)	3,130	258,382
Cognizant Technology Solutions Corp., Class A(a)	5,290	413,571
Computer Sciences Corp.	1,470	61,446
Fidelity National Information Services, Inc.	2,836	105,244
Fiserv, Inc.(a)	1,640	131,708
Paychex, Inc.	4,290	139,983
Western Union Co.	6,350	90,361

		1,931,924

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	880	32,886
Mattel, Inc.	3,390	127,565

		160,451

LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Thermo Fisher Scientific, Inc.	3,750	270,525

MACHINERY (2.1%)
Caterpillar, Inc.	5,220	513,596
Cummins, Inc.	3,290	377,791
Danaher Corp.	6,790	406,925
Deere & Co.	3,252	305,883
Dover Corp.	1,570	108,613
Flowserve Corp.	330	51,734
Illinois Tool Works, Inc.	6,760	424,731
Ingersoll-Rand PLC	2,420	124,364
Joy Global, Inc.	690	43,587
PACCAR, Inc.	11,315	532,483
Pall Corp.	1,200	81,960
Parker Hannifin Corp.	1,185	110,169
Pentair Ltd.	1,850	93,758
Stanley Black & Decker, Inc.	1,382	106,179
Xylem, Inc.	1,490	41,616

		3,323,389

MARINE (0.1%)
Carnival Corp.	4,300	166,496

MEDIA (2.5%)
Cablevision Systems Corp., Class A	3,710	54,314
CBS Corp., Class B	11,620	484,786
DIRECTV(a)	11,230	574,302
Discovery Communications, Inc., Class A(a)	6,990	484,966
Gannett Co., Inc.	4,070	79,894
Interpublic Group of Cos., Inc.	5,480	66,363
McGraw Hill Cos., Inc.	3,210	184,639
Omnicom Group, Inc.	3,450	187,266
Scripps Networks Interactive, Class A	9,670	597,316
The Walt Disney Co.	16,390	883,093
The Washington Post Co., Class B	682	263,034
Time Warner Cable, Inc.	6,240	557,482

		4,417,455

METALS & MINING (1.4%)
Alcoa, Inc.	55,100	487,084
Allegheny Technologies, Inc.	11,340	358,911
Cliffs Natural Resources, Inc.	14,930	557,039
Freeport-McMoRan Copper & Gold, Inc., Class B	7,788	274,527
Newmont Mining Corp.	3,890	167,114
Nucor Corp.	2,880	132,509
United States Steel Corp.	19,480	435,378

		2,412,562

MULTILINE RETAIL (1.1%)
Big Lots, Inc.(a)	11,710	376,477
Dollar General Corp.(a)	2,110	97,524
Family Dollar Stores, Inc.	730	41,391
J.C. Penney Co., Inc.	13,770	279,944
Kohl's Corp.	6,430	297,645
Macy's, Inc.	6,362	251,363
Nordstrom, Inc.	1,280	70,694
Target Corp.	7,180	433,743

		1,848,781

MULTI-UTILITIES (1.5%)
Ameren Corp.	7,940	257,573
CenterPoint Energy, Inc.	6,960	142,262
CMS Energy Corp.	5,180	133,126
Consolidated Edison, Inc.	3,160	179,741
Dominion Resources, Inc.	5,964	322,711
DTE Energy Co.	2,520	159,541
Integrys Energy Group, Inc.	3,108	169,977
NiSource, Inc.	4,460	120,554
PG&E Corp.	4,070	173,545
Public Service Enterprise Group, Inc.	7,016	218,759
SCANA Corp.	2,110	98,769
Sempra Energy	2,820	211,641
TECO Energy, Inc.	4,460	79,254
Wisconsin Energy Corp.	2,190	86,352
Xcel Energy, Inc.	6,470	179,737

		2,533,542

OFFICE ELECTRONICS (0.4%)
Xerox Corp.	91,455	732,555

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

OIL, GAS & CONSUMABLE FUELS (9.0%)
Anadarko Petroleum Corp.	3,950	$316,079
Apache Corp.	4,840	405,398
Cabot Oil & Gas Corp., Class A	1,720	90,782
Chesapeake Energy Corp.	4,330	87,379
Chevron Corp.	16,939	1,950,526
ConocoPhillips	17,319	1,004,502
CONSOL Energy, Inc.	1,730	54,218
Denbury Resources, Inc.(a)	38,730	721,540
Devon Energy Corp.	4,590	262,502
EOG Resources, Inc.	4,350	543,663
EQT Corp.	1,190	70,698
Exxon Mobil Corp.	35,810	3,221,826
Hess Corp.	11,280	757,565
Kinder Morgan, Inc.	5,170	193,668
Marathon Oil Corp.	10,670	358,619
Marathon Petroleum Corp.	2,890	214,467
Murphy Oil Corp.	7,620	453,542
Newfield Exploration Co.(a)	12,220	360,490
Noble Corp.	2,070	83,835
Noble Energy, Inc.	3,290	354,629
Occidental Petroleum Corp.	6,282	554,512
Peabody Energy Corp.	10,970	275,896
Phillips 66	13,539	820,057
Pioneer Natural Resources Co.	2,300	270,342
Range Resources Corp.	1,200	80,604
Southwestern Energy Co.(a)	2,790	95,697
Tesoro Corp.	16,650	810,689
Valero Energy Corp.	20,280	886,844
Williams Cos., Inc.	5,850	205,043
WPX Energy, Inc.(a)	9,933	149,293

		15,654,905

PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	4,620	191,361
MeadWestvaco Corp.	2,280	71,478
Weyerhaeuser Co.	5,651	170,208

		433,047

PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	4,280	72,674
The Estee Lauder Cos., Inc., Class A	2,220	135,265

		207,939

PHARMACEUTICALS (2.5%)
Abbott Laboratories	16,960	574,605
AbbVie, Inc.	20,640	757,281
Actavis, Inc.(a)	5,300	457,867
Allergan, Inc.	3,650	383,287
Eli Lilly & Co.	20,590	1,105,476
Forest Laboratories, Inc.(a)	4,510	163,713
Mylan Laboratories, Inc.(a)	24,780	700,531
Perrigo Co.	950	95,485

		4,238,245

REAL ESTATE INVESTMENT TRUST (1.7%)
American Tower Corp.	6,830	520,104
Apartment Investment & Management Co., Class A	1,349	36,801
AvalonBay Communities, Inc.	721	93,579
Boston Properties, Inc.	1,100	115,808
CBRE Group, Inc.(a)	2,700	58,266
Equity Residential	2,740	151,769
HCP, Inc.	4,040	187,416
Health Care REIT, Inc.	5,850	367,613
Host Hotels & Resorts, Inc.	6,283	105,492
Kimco Realty Corp.	4,510	93,673
Plum Creek Timber Co., Inc.	1,510	72,752
Prologis, Inc.	3,852	153,695
Public Storage, Inc.	1,127	173,479
Simon Property Group, Inc.	2,595	415,666
Ventas, Inc.	2,870	190,252
Vornado Realty Trust	1,425	120,356

		2,856,721

ROAD & RAIL (0.7%)
CSX Corp.	9,770	215,233
Norfolk Southern Corp.	2,450	168,732
Ryder System, Inc.	6,660	378,155
Union Pacific Corp.	3,890	511,379

		1,273,499

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Advanced Micro Devices, Inc.(a)	6,980	18,148
Altera Corp.	2,580	86,224
Analog Devices, Inc.	2,830	123,501
Applied Materials, Inc.	29,570	381,749
Broadcom Corp., Class A	11,840	384,208
Intel Corp.	53,080	1,116,803
KLA-Tencor Corp.	6,000	329,460
Lam Research Corp.(a)	1,043	42,909
Linear Technology Corp.	2,470	90,451
LSI Logic Corp.(a)	34,790	244,922
Microchip Technology, Inc.	1,760	58,872
Micron Technology, Inc.(a)	10,590	80,060
NVIDIA Corp.	4,905	60,135
Teradyne, Inc.(a)	25,210	407,394
Texas Instruments, Inc.	10,110	334,439
Xilinx, Inc.	2,520	91,955

		3,851,230

SOFTWARE (2.3%)
Adobe Systems, Inc.(a)	10,844	410,229
Autodesk, Inc.(a)	2,180	84,758
BMC Software, Inc.(a)	1,180	49,029
CA, Inc.	3,970	98,535
Citrix Systems, Inc.(a)	1,430	104,619
Intuit, Inc.	2,550	159,069
Microsoft Corp.	60,580	1,664,132
Oracle Corp.	30,901	1,097,294
Red Hat, Inc.(a)	1,610	89,452
Symantec Corp.(a)	6,902	150,257

		3,907,374

SPECIALTY RETAIL (3.4%)
Abercrombie & Fitch Co., Class A	560	28,000
AutoNation, Inc.(a)	280	13,580
AutoZone, Inc.(a)	761	281,342
Bed Bath & Beyond, Inc.(a)	1,680	98,616
Best Buy Co., Inc.	12,290	199,835
CarMax, Inc.(a)	1,880	74,110
Dollar Tree, Inc.(a)	1,740	69,583
GameStop Corp., Class A	1,212	28,118
Gap, Inc.	15,450	504,906
Home Depot, Inc.	16,410	1,098,156
Limited Brands	5,930	284,759
Lowe's Cos., Inc.	16,630	635,099

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

O'Reilly Automotive, Inc.(a)	860	$79,679
PETsMart, Inc.	4,400	287,804
Ross Stores, Inc.	5,230	312,231
Staples, Inc.	34,185	460,814
The Sherwin-Williams Co.	3,140	509,120
Tiffany & Co.	870	57,203
TJX Cos., Inc.	12,250	553,454
Urban Outfitters, Inc.(a)	9,050	387,250

		5,963,659

TEXTILES APPAREL & LUXURY GOODS (0.5%)
Coach, Inc.	2,250	114,750
Fossil, Inc.(a)	2,400	253,392
NIKE, Inc., Class B	6,240	337,273
Ralph Lauren Corp.	380	63,262
VF Corp.	580	85,596

		854,273

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	9,730	83,192
People's United Financial, Inc.	12,750	156,952

		240,144

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	2,380	118,238
W.W. Grainger, Inc.	352	76,673

		194,911

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Crown Castle International Corp.(a)	7,660	540,183
MetroPCS Communications, Inc.(a)	4,020	40,321
Sprint Corp.(a)	31,732	178,651

		759,155

TOTAL COMMONS STOCKS		172,266,597

MONEY MARKET FUND (0.4%)
Federated Government Obligations Fund, 0.01% (b)	611,175	611,175

TOTAL MONEY MARKET FUND		611,175
TOTAL INVESTMENTS (COST $141,748,966) 100.1%		172,877,772
LIABILITIES IN EXCESS OF OTHER ASSETS (0 .1%)		(133,421)

NET ASSETS 100.0%		$172,744,351

(a)	Represents non-income producing security.
(b)	Variable Rate Security. Rate shown represents the rate as of January 31, 2013.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	3,800	$125,286

AIRLINES (0.5%)
Latam Airlines Group SA, Sponsored ADR	12,780	312,982
Ryanair Holdings PLC, Sponsored ADR	3,870	150,737

		463,719

AUTO COMPONENTS (0.2%)
Magna International, Inc., Class A	3,160	165,110

AUTOMOBILES (3.0%)
Honda Motor Co. Ltd., Sponsored ADR	24,570	926,043
Toyota Motor Corp., Sponsored ADR	19,980	1,905,492

		2,831,535

BEVERAGES (0.9%)
Fomento Economico	8,240	889,014

CAPITAL MARKETS (2.2%)
Credit Suisse Group, Sponsored ADR	14,920	440,737
Deutsche Bank AG, Registered Shares	11,650	601,839
Nomura Holdings, Inc., Sponsored ADR	46,630	265,791
UBS AG, Registered Shares	49,773	864,556

		2,172,923

CHEMICALS (1.9%)
Agrium, Inc.	2,410	273,511
Potash Corp. of Saskatchewan, Inc.	12,405	527,212
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,030	285,905
Syngenta AG, Sponsored ADR	8,590	739,513

		1,826,141

COMMERCIAL BANKS (18.8%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	72,840	719,659
Banco Bradesco SA, Sponsored ADR	66,330	1,219,145
Banco de Chile, Sponsored ADR	1,395	138,733
Banco Santander Central Hispano SA, Sponsored ADR	138,320	1,131,458
Banco Santander Chile, Sponsored ADR	3,974	120,015
Bank of Montreal	11,510	727,662
Bank of Nova Scotia	18,270	1,075,555
Barclays PLC, Sponsored ADR	37,880	725,781
Canadian Imperial Bank of Commerce	7,140	595,190
Credicorp Ltd.	1,200	188,076
HDFC Bank Ltd., Sponsored ADR	9,020	362,784
HSBC Holdings PLC, Sponsored ADR	50,080	2,847,548
ICICI Bank Ltd., Sponsored ADR	5,830	267,014
Itau Unibanco Banco Multiplo SA, Sponsored ADR	77,187	1,329,932
Lloyds Banking Group PLC, Sponsored ADR(a)	136,245	448,246
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	198,170	1,121,642
Mizuho Financial Group, Inc., Sponsored ADR	155,290	618,054
National Bank of Greece SA, Sponsored ADR(a)	5,901	9,147
Royal Bank of Canada	21,350	1,330,747
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,138	99,696
Shinhan Financial Group Co. Ltd., Sponsored ADR	15,300	573,597
The Toronto - Dominion Bank	14,050	1,173,737
Westpac Banking Corp., Sponsored ADR	8,590	1,261,356

		18,084,774

COMMUNICATIONS EQUIPMENT (0.8%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	44,040
Nokia Oyj, Sponsored ADR	50,720	198,822
Research In Motion Ltd.(a)	4,590	59,578
Telefonektiebolaget LM Ericsson, Sponsored ADR	44,920	521,072

		823,512

CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR(a)	33,940	368,249
CRH PLC, Sponsored ADR	10,660	229,403

		597,652

CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR	3,480	191,365

DISTRIBUTORS (0.6%)
CANON, Inc., Sponsored ADR	16,280	595,360

DIVERSIFIED CONSUMER SERVICES (0.9%)
Baidu, Inc., Sponsored ADR(a)	5,200	563,160
Reed Elsevier NV, Sponsored ADR	8,183	253,591

		816,751

DIVERSIFIED FINANCIAL SERVICES (2.2%)
Bancolombia SA, Sponsored ADR	3,690	256,492
ING Groep NV, Sponsored ADR(a)	48,550	489,384
KB Financial Group, Inc., Sponsored ADR(a)	12,760	450,683
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	102,330	827,850

		2,024,409

DIVERSIFIED TELECOMMUNICATION SERVICES (4.9%)
BCE, Inc.	18,045	801,559
BT Group PLC, Sponsored ADR	13,330	526,002
China Unicom Ltd., Sponsored ADR	10,745	171,813
France Telecom SA, Sponsored ADR	31,740	361,836
Nippon Telegraph & Telephone Corp., Sponsored ADR	26,230	552,404
Oi SA, Sponsored ADR	10,860	44,635
Portugal Telecom SGPS SA, Sponsored ADR	15,030	86,723
PT Telekomunikasi Indonesia, Sponsored ADR	6,830	270,810

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

Telecom Italia S.p.A., Sponsored ADR	13,160	$130,021
Telefonica Brasil SA, Sponsored ADR	8,691	218,839
Telefonica SA, Sponsored ADR	56,540	811,914
Telus Corp.	7,710	518,729

		4,495,285

ELECTRIC UTILITIES (0.9%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	34,187
Companhia Energetica de Minas Gerais, Sponsored ADR	20,806	228,449
CPFL Energia SA, Sponsored ADR	6,510	134,822
Enersis SA, Sponsored ADR	10,480	205,932
Korea Electric Power Corp., Sponsored ADR(a)	17,780	266,878

		870,268

ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	31,250	669,063
NIDEC Corp., Sponsored ADR	8,380	119,666

		788,729

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Kyocera Corp., Sponsored ADR	2,900	255,200
Panasonic Corp., Sponsored ADR	28,460	188,121

		443,321

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
LG Display Co. Ltd.(a)	8,870	118,503

ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,980	125,369

FOOD & STAPLES RETAILING (0.8%)
Cencosud SA	14,860	274,761
Companhia Brasileira de Distribuicao Grupo, Sponsored Preferred ADR	4,100	195,734
Delhaize Group, Sponsored ADR	1,720	81,442
Tim Hortons, Inc.	4,420	221,663

		773,600

FOOD PRODUCTS (2.9%)
BRF-Brasil Foods SA, Sponsored ADR	27,500	610,500
Unilever NV, NY Shares	32,660	1,322,077
Unilever PLC, Sponsored ADR	23,414	952,716

		2,885,293

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Qiagen NV(a)	13,000	273,000
Smith & Nephew PLC, Sponsored ADR	6,430	370,690

		643,690

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Fresenius Medical Care AG & Co., Sponsored ADR	10,350	364,320
Shire PLC, Sponsored ADR	4,760	476,666

		840,986

HOTELS RESTAURANTS & LEISURE (0.2%)
InterContinental Hotels Group PLC, Sponsored ADR	6,807	199,854

HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	15,465	480,807

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	3,680	59,469
Empresa Nacional de Electricidad SA, Sponsored ADR	6,390	329,788

		389,257

INDUSTRIAL CONGLOMERATES (1.3%)
Siemens AG, Sponsored ADR	11,520	1,261,671

INSURANCE (2.5%)
Aegon NV, NY Shares	14,094	93,443
Aviva PLC, Sponsored ADR	19,800	231,858
China Life Insurance Co. Ltd., Sponsored ADR	17,170	859,015
Manulife Financial Corp.	26,030	375,613
Prudential PLC, Sponsored ADR	20,190	615,189
Sun Life Financial, Inc.	9,700	282,658

		2,457,776

MACHINERY (0.2%)
Kubota Corp., Sponsored ADR	3,970	226,925

MARINE (0.2%)
Carnival PLC, Sponsored ADR	5,120	206,746

MEDIA (2.3%)
Grupo Televisa SA, Sponsored ADR	15,570	436,116
Pearson PLC, Sponsored ADR	22,760	431,984
Reed Elsevier PLC, Sponsored ADR	6,317	274,853
Shaw Communications, Inc., Class B	13,570	317,809
Thomson Reuters Corp.	11,478	351,686
WPP PLC, Sponsored ADR	4,820	378,033

		2,190,481

METALS & MINING (10.1%)
Agnico-Eagle Mines Ltd.	2,280	104,492
AngloGold Ashanti Ltd., Sponsored ADR	7,760	217,435
ArcelorMittal, NY Shares	8,750	150,150
Barrick Gold Corp.	13,400	427,728
BHP Billiton Ltd., Sponsored ADR	21,580	1,698,777
BHP Billiton PLC, Sponsored ADR	14,490	994,593
Cameco Corp.	5,320	114,646
Cia Vale Do Rio, Sponsored Preferred ADR	72,140	1,388,695
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	40,128
Compania de Minas Buenaventura SA, Sponsored ADR	6,950	205,651
Eldorado Gold Corp.	9,050	101,360
Gerdau SA, Sponsored ADR	25,200	222,516
Gold Fields Ltd., Sponsored ADR	16,400	190,568
Goldcorp, Inc.	10,647	375,733

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

IAMGOLD Corp.	5,300	$43,725
Kinross Gold Corp.	16,570	136,371
POSCO, Sponsored ADR	10,890	887,099
Randgold Resources Ltd., Sponsored ADR	1,130	106,401
Rio Tinto PLC, Sponsored ADR	16,072	907,586
Silver Wheaton Corp.	4,600	160,310
Southern Copper Corp.	4,193	165,162
Teck Resources Ltd.	5,723	208,832
Vale SA, Sponsored Preferred ADR	24,740	499,006
Yamana Gold, Inc.	12,420	203,067

		9,550,031

MULTI-UTILITIES (1.1%)
National Grid PLC, Sponsored ADR	13,390	735,379
TransAlta Corp.	10,630	170,930
Veolia Environnement, Sponsored ADR	6,330	80,391

		986,700

OIL, GAS & CONSUMABLE FUELS (19.3%)
BP PLC, Sponsored ADR	44,609	1,985,992
Canadian Natural Resources Ltd.	13,590	410,690
Cenovus Energy, Inc.	11,000	365,640
China Petroleum & Chemical Corp., ADR	6,020	731,129
CNOOC Ltd., Sponsored ADR	5,466	1,122,334
Ecopetrol SA, Sponsored ADR	9,400	595,020
Enbridge, Inc.	14,150	618,921
EnCana Corp.	9,950	192,632
Enerplus Corp.	740	9,953
ENI S.p.A., Sponsored ADR	18,710	934,190
Imperial Oil Ltd.	5,600	246,120
Nexen, Inc.	7,090	189,728
Penn West Petroleum Ltd.	4,700	47,564
PetroChina Co. Ltd., Sponsored ADR	7,485	1,064,367
Petroleo Brasileiro SA, Class A, Sponsored ADR	28,620	523,174
Petroleo Brasileiro SA, Sponsored ADR	74,730	1,351,865
Royal Dutch Shell PLC, Sponsored ADR	26,880	1,895,578
Royal Dutch Shell PLC, Class B, Sponsored ADR	18,360	1,335,139
Sasol Ltd., Sponsored ADR	11,570	500,171
Statoil ASA, Sponsored ADR	16,907	448,543
Suncor Energy, Inc.	21,078	717,074
Talisman Energy, Inc.	12,700	159,004
Total SA, Sponsored ADR	33,590	1,823,601
TransCanada Corp.	14,140	669,812
Ultrapar Participacoes SA, Sponsored ADR	11,690	281,729

		18,219,970

PHARMACEUTICALS (0.6%)
Elan Corp. PLC, Sponsored ADR	14,040	147,560
Valeant Pharmaceuticals International, Inc.(a)	5,340	354,149

		501,709

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.5%)
Brookfield Asset Management, Inc., Class A	13,632	503,430

ROAD & RAIL (1.1%)
Canadian National Railway Co.	7,970	762,410
Canadian Pacific Railway Ltd.	2,570	296,912

		1,059,322

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
ADVANTEST Corp., Sponsored ADR	1,795	24,233
ARM Holdings PLC, Sponsored ADR	7,020	288,241
ASML Holding NV, NY Shares	4,767	357,954
STMicroelectronics NV, NY Shares	6,060	52,298
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	130,268	2,310,955

		3,033,681

SOFTWARE (1.8%)
Infosys Technologies Ltd., Sponsored ADR	11,000	579,920
SAP AG, Sponsored ADR	14,020	1,149,920

		1,729,840

TEXTILES APPAREL & LUXURY GOODS (0.3%)
Gildan Activewear, Inc.	2,400	88,344
Luxottica Group S.p.A., Sponsored ADR	3,550	163,371

		251,715

WIRELESS TELECOMMUNICATION SERVICES (8.3%)
America Movil SA, Series L, Sponsored ADR	73,820	1,857,311
China Mobile Ltd., Sponsored ADR	36,850	2,015,694
China Telecom Corp. Ltd., Sponsored ADR	3,120	170,508
Chunghwa Telecom Co. Ltd., Sponsored ADR	21,985	702,860
Mobile TeleSystems, Sponsored ADR	11,725	230,514
NTT DoCoMo, Inc., Sponsored ADR	25,510	386,987
Philippine Long Distance Telephone Co., Sponsored ADR	3,400	234,158
Rogers Communications, Inc., Class B	8,760	407,252
SK Telecom Co. Ltd.	9,450	160,178
Vodafone Group PLC, Sponsored ADR	69,323	1,893,904

		8,059,366

TOTAL COMMON STOCKS		94,901,876

MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, 0.01% (b)	589,757	589,757

TOTAL MONEY MARKET FUND		589,757
TOTAL INVESTMENTS (COST $95,901,477) 100.0%		95,491,633
OTHER ASSETS IN EXCESS OF LIABILITIES 0 .0%		12,755

NET ASSETS 100.0%		$95,504,388

(a)	Represents non-income producing security.
(b)	Variable Rate Security. Rate shown represents the rate as of January 31, 2013.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (56.4%)
BEVERAGES (2.6%)
PepsiCo, Inc., 3.00%, 8/25/21	$3,435,000	$3,541,090

CAPITAL MARKETS (3.3%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,797,884
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,587,698
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,117,581
		4,503,163

CHEMICALS (2.6%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,116,309
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,085,475
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,398,542
		3,600,326

COMMERCIAL BANKS (6.1%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,048,861
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,633,710
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,223,861
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,167,250
National City Corp., 4.90%, 1/15/15	1,000,000	1,078,943
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,174,029
		8,326,654

COMPUTERS & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	574,334

CONSUMER FINANCE (3.0%)
Caterpillar Financial Services Corp., 2.85%, 6/1/22	1,000,000	1,006,921
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,050,776
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,003,596
		4,061,293

CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,076,640

DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	455,156

DIVERSIFIED FINANCIAL SERVICES (2.7%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,407,314
Citigroup, Inc., 4.88%, 5/7/15	500,000	532,677
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,704,508
		3,644,499

ELECTRIC UTILITIES (3.1%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,386,289
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,598,365
Ohio Power Co., 5.85%, 10/1/35	1,000,000	1,196,219
		4,180,873

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
Eaton Corp., 4.90%, 5/15/13	500,000	506,195
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	986,903
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,196,381
		2,689,479

FINANCIAL SERVICES (0.7%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	888,933

FOOD PRODUCTS (3.6%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,717,259
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,654,851
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,702,385
		5,074,495

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	$1,000,000	$1,015,181

HOUSEHOLD DURABLES (0.8%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,036,751

HOUSEHOLD PRODUCTS (1.9%)
Kimberly-Clark Corp., 2.40%, 3/1/22	2,585,000	2,573,476

INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	831,670

INSURANCE (3.4%)
Allstate Corp., 5.00%, 8/15/14	500,000	532,140
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,153,469
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	935,172
Prudential Financial, Inc., 5.87%, 9/15/42 (a)	2,000,000	2,097,500
		4,718,281

METALS & MINING (1.6%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,135,112

MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.7%)
Opteum Mortgate Acceptance Corp., Class 2AD2, 5.85%, 12/25/35 (a)	1,000,000	945,987

MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (0.5%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 6/15/13 @ 100)	73,000	44,267
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 6/15/13 @ 100)	106,000	64,279
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 6/15/13 @ 100)	90,000	54,576
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/13 @ 100)	63,000	38,007
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 6/15/13 @ 100)	63,000	38,203
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 4/21/13 @ 100)(d)(e)	152,000	61,500
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 4/21/13 @ 100)(d)(e)	101,000	40,865
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 4/21/13 @ 100)(d)(e)	203,000	82,136
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 4/21/13 @ 100)(d)(e)	212,000	85,777
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 4/21/13 @ 100)(d)(e)	46,000	18,612
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 4/21/13 @ 100)(d)(e)	86,000	34,663
Metropolitan Baptist Church, 7.90%, 7/12/13, (Callable 4/12/13 @ 100)(d)(e)	29,000	7,534
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 4/12/13 @ 100)(d)(e)	71,000	18,580
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 4/12/13 @ 100)(d)(e)	74,000	19,395
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 4/12/13 @ 100)(d)(e)	90,000	23,589
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 4/12/13 @ 100)(d)(e)	23,000	6,015
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 4/12/13 @ 100)(d)(e)	121,000	31,583
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 4/12/13 @ 100)(d)(e)	87,000	22,802
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17 (d)(e)	44,000	442
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 3/21/13 @ 100)(d)(e)	147,000	1,483
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 3/21/13 @ 100)(d)(e)	111,000	1,119
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 3/21/13 @ 100)(d)(e)	152,000	1,535
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 3/21/13 @ 100)(d)(e)	158,000	1,591
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 3/21/13 @ 100)(d)(e)	165,000	1,660
		700,213

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
MULTILINE RETAIL (1.9%)
Target Corp., 2.90%, 1/15/22	$2,500,000	$2,558,483

OIL & GAS - INTEGRATED (1.9%)
ConocoPhillips, 4.60%, 1/15/15	500,000	539,009
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,426,719
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	629,303
		2,595,031

OIL, GAS & CONSUMABLE FUELS (2.7%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	1,000,000	1,024,617
Gulf South Pipeline Co., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,565,817
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,046,989
		3,637,423

PHARMACEUTICALS (1.5%)
Teva Pharmaceutial Finance, 3.65%, 11/10/21	2,000,000	2,104,986

ROAD & RAIL (2.1%)
Ryder System, Inc., 2.50%, 3/1/17, (Callable 2/1/17 @ 100)	750,000	767,732
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	2,036,420
		2,804,152

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,052,561
Applied Materials, Inc., 7.13%, 10/15/17	500,000	622,334
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,571,154
		3,246,049

SPECIALTY RETAIL (0.8%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,084,475

UTILITIES-TELECOMMUNICATIONS (1.7%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,720,451
Verizon New England, Inc., 4.75%, 10/1/13	500,000	513,981
		2,234,432

TOTAL CORPORATE BONDS		76,838,637

U.S. GOVERNMENT AGENCIES (4.9%)
Federal Farm Credit Bank
2.63%, 4/17/14	2,000,000	2,058,310

Federal Home Loan Bank
3.50%, 7/29/21	2,000,000	2,267,206
4.75%, 6/8/18	2,000,000	2,380,220
		4,647,426

TOTAL U.S. GOVERNMENT AGENCIES		6,705,736

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (21.1%)
Federal Home Loan Mortgage Corp.
2.79%(a), 10/1/37	187,964	200,884
4.00%, 12/15/25	2,500,000	2,708,208
5.00%, 7/15/19	349,458	372,235
5.00%, 11/1/37	246,921	263,934
5.69%(a), 5/1/36	297,054	321,504
6.00%, 8/1/36	19,060	20,875
6.00%, 3/1/38	281,342	306,996
		4,194,636
Federal National Mortgage Assoc.
0.62%(a), 11/25/36	514,527	517,282
1.63%, 10/26/15	2,000,000	2,065,944
2.20%(a), 7/1/35	2,543,040	2,706,095
2.38%, 4/11/16	2,000,000	2,120,500
2.95%(a), 5/1/36	361,256	378,719

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value

5.00%, 1/1/35	$133,428	$144,390
5.24%, 8/7/18	2,020,000	2,070,902
5.50%, 8/1/36	104,922	114,215
5.50%, 9/1/36	59,716	64,351
5.74%(a), 7/1/36	905,943	984,174
5.80%(a), 10/1/36	269,256	291,629
6.00%, 6/1/36	1,295,925	1,405,841
6.00%, 9/1/36	331,461	363,596
6.00%, 5/1/37	204,822	224,279
		13,451,917
Government National Mortgage Assoc., Class PL
4.25%, 10/20/38	1,417,878	1,514,203
4.50%, 8/20/38	738,532	787,333
4.50%, 5/20/39	2,208,244	2,429,028
4.50%, 6/15/40	1,460,604	1,603,551
4.50%, 1/20/41	2,670,031	2,836,223
5.00%, 5/20/40	789,785	827,590
5.50%, 12/20/38	166,388	175,288
5.50%(a), 1/20/39	210,499	224,043
6.00%, 6/15/37	177,973	200,169
6.00%, 10/15/37	211,541	237,924
6.50%, 10/20/38	158,216	173,167
		11,008,519

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		28,655,072

U.S. TREASURY OBLIGATIONS (14.9%)
U.S. Treasury Notes
2.00%, 4/30/16	3,000,000	3,148,125
2.00%, 11/15/21	5,000,000	5,090,235
2.00%, 2/15/22	7,000,000	7,098,986
2.13%, 5/31/15	1,500,000	1,562,813
3.13%, 5/15/19	3,000,000	3,356,484

TOTAL U.S. TREASURY OBLIGATIONS		20,256,643

MONEY MARKET FUND (1.9%)
Federated Government Obligations Fund, 0.01% (a)	2,639,157	2,639,157

TOTAL MONEY MARKET FUND		2,639,157
TOTAL INVESTMENTS (COST $131,673,385) 99.2%		135,095,245
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,131,470

NET ASSETS 100.0%		$136,226,715

(a)	Variable Rate Security. Rate shown represents the rate as of January 31, 2013.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to January 31, 2013
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.

LLC—Limited Liability Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (3.8%)
General Dynamics Corp.	35,080	$2,325,804
Lockheed Martin Corp.	13,340	1,158,846
Raytheon Co.	29,930	1,576,712

		5,061,362

CHEMICALS (1.5%)
Sensient Technologies Corp.	52,840	2,013,204

COMMERCIAL BANKS (11.3%)
Banco Santander Chile, Sponsored ADR	42,447	1,281,899
Bank of Montreal	56,880	3,595,954
Bank of Nova Scotia	56,800	3,343,816
Cullen/Frost Bankers, Inc.	24,210	1,425,727
Tompkins Financial Corp.	41,760	1,708,402
Westpac Banking Corp., Sponsored ADR	23,890	3,508,008

		14,863,806

DISTRIBUTORS (4.5%)
CANON, Inc., Sponsored ADR	54,350	1,987,580
Genuine Parts Co.	58,830	4,002,205

		5,989,785

DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
BCE, Inc.	64,050	2,845,101

ELECTRIC UTILITIES (1.8%)
PPL Corp.	79,370	2,404,117

ELECTRICAL EQUIPMENT (5.1%)
ABB Ltd., Sponsored ADR	143,700	3,076,617
Hubbell, Inc., Class B	41,150	3,746,708

		6,823,325

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Corning, Inc.	107,460	1,289,520

FOOD & STAPLES RETAILING (1.6%)
SYSCO Corp.	68,660	2,181,328

FOOD PRODUCTS (7.2%)
B&G Foods, Inc.	34,870	1,105,379
Campbell Soup Co.	44,580	1,636,532
ConAgra Foods, Inc.	50,900	1,663,921
H.J. Heinz Co.	35,740	2,166,915
Unilever PLC, Sponsored ADR	74,460	3,029,777

		9,602,524

HEALTH CARE EQUIPMENT & SUPPLIES (5.8%)
Baxter International, Inc.	22,070	1,497,229
Medtronic, Inc.	59,790	2,786,214
Smith & Nephew PLC, Sponsored ADR	28,820	1,661,473
STERIS Corp.	43,980	1,659,365

		7,604,281

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Landauer, Inc.	19,640	1,237,124

HEALTH CARE TECHNOLOGY (0.7%)
Computer Programs & Systems, Inc.	17,480	919,623

HOTELS, RESTAURANTS & LEISURE (2.7%)
McDonald's Corp.	37,210	3,545,741

HOUSEHOLD PRODUCTS (1.2%)
Kimberly-Clark Corp.	18,040	1,614,760

INDUSTRIAL CONGLOMERATES (2.2%)
Siemens AG, Sponsored ADR	26,160	2,865,043

IT SERVICES (5.3%)
Accenture PLC, Class A	41,310	2,969,776
Automatic Data Processing, Inc.	44,180	2,619,432
Broadridge Financial Solutions, Inc.	61,850	1,457,805

		7,047,013

LEISURE EQUIPMENT & PRODUCTS (3.1%)
Mattel, Inc.	108,560	4,085,113

MEDIA (3.5%)
Reed Elsevier PLC, Sponsored ADR	52,290	2,275,138
Shaw Communications, Inc., Class B	101,280	2,371,978

		4,647,116

METALS & MINING (1.7%)
BHP Billiton Ltd., Sponsored ADR	15,270	1,202,054
Cliffs Natural Resources, Inc.	28,000	1,044,680

		2,246,734

MULTI-UTILITIES (3.5%)
National Grid PLC, Sponsored ADR	46,230	2,538,952
SCANA Corp.	16,870	789,685
TECO Energy, Inc.	73,770	1,310,893

		4,639,530

OIL, GAS & CONSUMABLE FUELS (12.1%)
Chevron Corp.	21,950	2,527,543
China Petroleum & Chemical Corp., ADR	30,420	3,694,509
Ecopetrol SA, Sponsored ADR	30,460	1,928,118
Enbridge, Inc.	61,050	2,670,327
PetroChina Co. Ltd., Sponsored ADR	17,420	2,477,124
TransCanada Corp.	54,720	2,592,086

		15,889,707

PHARMACEUTICALS (2.5%)
Abbott Laboratories	46,890	1,588,633
AbbVie, Inc.	45,450	1,667,561

		3,256,194

REAL ESTATE INVESTMENT TRUST (5.5%)
LTC Properties, Inc.	50,350	1,875,034
Public Storage, Inc.	17,430	2,682,999
Senior Housing Properties Trust	57,490	1,384,934
Urstadt Biddle Properties, Inc., Class A	73,360	1,484,806

		7,427,773

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Intel Corp.	109,080	2,295,043
Linear Technology Corp.	34,740	1,272,179
Microchip Technology, Inc.	82,510	2,759,960

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value

		$6,327,182

SOFTWARE (1.8%)
Microsoft Corp.	85,360	2,344,839

THRIFTS & MORTGAGE FINANCE (0.8%)
Northwest Bancshares, Inc.	84,670	1,032,974

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
Vodafone Group PLC, Sponsored ADR	63,810	1,743,289

TOTAL COMMON STOCKS		131,548,108

MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, 0.01% (a)	957,598	957,598

TOTAL MONEY MARKET FUND		957,598
TOTAL INVESTMENTS (COST $112,094,191) 100.0%		132,505,706
LIABILITIES IN EXCESS OF OTHER ASSETS 0 .0%		(32,174)

NET ASSETS 100.0%		$132,473,532

(a)	Variable Rate Security. Rate shown represents the rate as of January 31, 2013.

ADR—American Depositary Receipt

PLC—Public Limited Company

At January 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund Name	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Steward Large Cap Enhanced Index Fund	$142,786,101	$35,258,588	$(5,166,917)	$30,091,671
Steward International Enhanced Index Fund	97,876,517	11,031,813	(13,416,697)	(2,384,884)
Steward Select Bond Fund	131,826,245	5,823,443	(2,554,443)	3,269,000
Steward Global Equity Income Fund	112,306,782	22,069,103	(1,870,179)	20,198,924

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2013

(Unaudited)

1) Portfolio Valuation:

Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value of the church bonds is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds. The market approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Funds’ Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-	the general conditions in the church bond market and the overall financial market
-	the transaction price of any recent sales or purchases of the security
-	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
-	the estimated value of the underlying collateral
-	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values

- any current listing price of the underlying property

- index adjusted appraisal values based on published real estate sources

- estimated costs associated with the disposition of the property (10.00% - 31.00%)

- risk adjusted discount rate (4.80% - 6.50%)

- estimated time to sell (1 - 3 years)

- probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can vary significantly.

Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of January 31, 2013:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$172,266,597	$-	$-	$172,266,597
Money Market Fund	-	611,175	-	611,175
Total	172,266,597	611,175	-	172,877,772

Steward International Enhanced Index Fund
Security Type
Common Stocks*	94,901,876	-	-	94,901,876
Money Market Fund	-	589,757	-	589,757
Total	94,901,876	589,757	-	95,491,633

Steward Select Bond Fund
Security Type
Corporate Bonds*	-	76,138,424	700,213	76,838,637
U.S. Government Agencies	-	6,705,736	-	6,705,736
U.S. Government Agency Mortgage-Backed Obligations	-	28,655,072	-	28,655,072
U.S. Treasury Obligations	20,256,643	-	-	20,256,643
Money Market Fund	-	2,639,157	-	2,639,157
Total	20,256,643	114,138,389	700,213	135,095,245

Steward Global Equity Income Fund
Security Type
Common Stocks*	131,548,108	-	-	131,548,108
Money Market Fund	-	957,598	-	957,598
Total	131,548,108	957,598	-	132,505,706

* Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2012	$931,144
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)	(141,931)
Realized Gain / (Loss)	-
Net Purchase / (Sales) / (Maturities)	(89,000)
Transfers In / (Out) of Level 3	-
Balance as of January 31, 2013	$700,213

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2013 from those used on April 30, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Funds’ schedules of portfolio investments other than enhanced disclosures.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) New Accounting Pronouncement:

In December 2011, the FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosure of both gross and net information related to offsetting and related arrangements, enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact which ASU 2011-11 may have on the Funds’ financial statements.

4) Subsequent Events:

Management has evaluated events subsequent to January 31, 2013 and has concluded no such events require adjustment or disclosure as of January 31, 2013.

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	March 28, 2013

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date	March 28, 2013